TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2020	2019	2018
	£m	£m	£m
UK corporation tax:
Current tax on profit for the year	(480)	(1,389)	(1,280)
Adjustments in respect of prior years	355	96	11
	(125)	(1,293)	(1,269)
Foreign tax:
Current tax on profit for the year	(27)	(70)	(34)
Adjustments in respect of prior years	25	2	5
	(2)	(68)	(29)
Current tax expense	(127)	(1,361)	(1,298)

Deferred tax:
Current year	611	(165)	(127)
Adjustments in respect of prior years	(323)	139	(29)
Deferred tax credit (expense)	288	(26)	(156)
Tax credit (expense)	161	(1,387)	(1,454)

Schedule of Income Tax Charges
The tax credit (expense) is made up as follows:

	2020	2019	2018
	£m	£m	£m
Tax credit (expense) attributable to policyholders	4	(148)	14
Shareholder tax credit (expense)	157	(1,239)	(1,468)
Tax credit (expense)	161	(1,387)	(1,454)

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax credit (expense) and accounting profit is set out below.

	2020	2019	2018
	£m	£m	£m
Profit before tax	1,226	4,393	5,960
UK corporation tax thereon	(233)	(835)	(1,132)
Impact of surcharge on banking profits	(107)	(364)	(409)
Non-deductible costs: conduct charges	(24)	(370)	(101)
Non-deductible costs: bank levy	(38)	(43)	(43)
Other non-deductible costs	(74)	(121)	(90)
Non-taxable income	59	40	87
Tax relief on coupons on other equity instruments	86	89	83
Tax-exempt gains on disposals	81	102	124
Tax losses where no deferred tax recognised	(58)	18	(9)
Remeasurement of deferred tax due to rate changes	350	(6)	32
Differences in overseas tax rates	15	(14)	6
Policyholder tax	(46)	(67)	(62)
Policyholder deferred tax asset in respect of life assurance expenses	49	(53)	73
Adjustments in respect of prior years	104	237	(13)
Tax effect of share of results of joint ventures	(3)	—	—
Tax credit (expense)	161	(1,387)	(1,454)